Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting

5.Segment reporting

The Group’s Executive Committee, identified as the chief operating decision maker (“CODM”), reviews and evaluates the Group’s performance from a business perspective according to how the geographical locations are managed. Regional and operating company management are responsible for managing performance, underlying risks, and effectiveness of operations. Regions are broadly based on a scale and geographic basis because the Group’s risks and rates of return are affected predominantly by the fact that the Group operates in different geographical areas, namely Nigeria as the major market, Cameroon, Côte d’Ivoire, Rwanda and Zambia, as our Sub Saharan Africa business (“SSA”), Kuwait and Egypt as our Middle East and North Africa business (“MENA”) and Brazil, Colombia and Peru as our Latin America business (“Latam”).

The Executive Committee reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four operating segments:

●	Nigeria
●	SSA, which comprises operations in Cameroon, Côte d’Ivoire, Rwanda and Zambia
●	Latam, which comprises operations in Brazil, Colombia and Peru
●	MENA, which comprises operations in Kuwait and Egypt. Although full operations in Egypt have not commenced, the business has incurred some startup costs.

Latam and MENA are operating segments effective from February 2020 following the acquisition of IHS Brasil Cessão de Infraestruturas Limitada and IHS Kuwait Limited (refer to note 31).

All operating segments are engaged in the business of leasing tower space for communication equipment and capacity leasing and services on fixed broadband networks to Mobile Network Operators (MNOs) and other customers (internet service providers, security functions or private corporations) and provide managed services in limited situations, such as maintenance, operations and leasing services, for certain towers owned by third parties within their respective geographic areas. However, they are managed and grouped within the four operating segments, which are primarily distinguished by reference to the scale of operations, to the similarity of their future prospects and long-term financial performance (i.e. margins and geographic basis).

The CODM primarily uses a measure of Segment Adjusted EBITDA (as defined in note 4(e)) to assess the performance of the business. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and which are aggregated in ‘Other’ in the reconciliation of financial information presented below. These include costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share-based payment and  any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the year ended December 31, 2021 is as follows:

2021	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,146,732	343,945	59,706	29,347	—	1,579,730

Segment Adjusted EBITDA (note 4(e))	783,544	190,654	42,688	13,085	(103,575)	926,396
Depreciation and amortization (note 7 and 8)						(382,882)
Net gain on disposal of property, plant and equipment (note 8)						2,499
Insurance claims (note 9)						6,861
Impairment of withholding tax receivables in Nigeria						(61,810)
Business combination costs						(15,779)
Impairment of property, plant and equipment and prepaid rental (note 7)						(51,113)
Reversal of provision for decommissioning costs						2,671
Listing costs						(22,153)
Other costs (a)						(15,752)
Share‑based payment expense (note 8)						(11,780)
Finance income (note 10)						25,522
Finance costs (note 11)						(422,034)
Other non-operating income						11,213
Loss before income tax						(8,141)
Additions of property, plant and equipment and intangible assets:
- through business combinations*	—	—	644,336	—
- In the normal course of business	318,971	56,291	103,338	20,725

Segment assets*	2,038,376	1,024,347	1,353,279	173,888
Segment liabilities	745,944	494,236	342,181	100,947

* Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).

(a)	Other costs for the year ended December 31, 2021 included non-recurring professional costs related to financing of $15.1 million and aborted transaction costs of $0.7 million.

Summarized financial information for the year ended December 31, 2020 is as follows:

2020	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,037,836	313,416	30,185	21,712	—	1,403,149

Segment Adjusted EBITDA (note 4(e))	701,273	170,784	22,696	9,937	(85,676)	819,014
Depreciation and amortization (note 7 and 8)						(408,662)
Net gain on disposal of property, plant and equipment (note 8)						764
Insurance claims (note 9)						14,987
Impairment of withholding tax receivables in Nigeria						(31,533)
Business combination costs						(13,727)
Impairment of property, plant and equipment and prepaid rental (note 7)						(27,594)
Listing costs						(12,652)
Other costs (a)						(310)
Share‑based payment expense (note 8)						(8,342)
Finance income (note 10)						148,968
Finance costs (note 11)						(633,766)
Loss before income tax						(152,853)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—	760,246	112,878
- In the normal course of business	195,692	61,147	31,703	8,465

Segment assets	2,040,911	1,043,669	682,813	142,210
Segment liabilities	747,428	532,801	266,596	92,917

(a)	Other costs for the year ended December 31, 2020 related to aborted transaction costs.

2019	Nigeria	SSA	Other	Total
	$’000	$’000	$’000	$’000

Revenues from external customers	925,704	305,352	—	1,231,056

Segment Adjusted EBITDA (note 4(e))	559,049	165,626	(56,061)	668,614
Depreciation and amortization (note 7 and 8)				(384,507)
Net loss on disposal of property, plant and equipment (note 8)				(5,819)
Insurance claims (note 9)				3,607
Impairment of withholding tax receivables in Nigeria				(44,586)
Business combination costs				(3,745)
Impairment of property, plant and equipment and prepaid rental (note 7)				(21,604)
Listing costs				(1,078)
Other costs (a)				(16,932)
Share‑based payment expense (note 8)				(351,054)
Finance income (note 10)				36,045
Finance costs (note 11)				(288,915)
Loss before income tax				(409,974)
Additions of property, plant and equipment and intangible assets:
- through business combinations	—	—
- In the normal course of business	363,501	49,704

Segment assets	2,349,699	1,056,982
Segment liabilities	768,206	552,343

(a)

Other costs for the year ended December 31, 2019 included redundancy costs of $3.2 million, aborted transaction costs of $0.6 million, $9.6 million of consultancy, facility set up, and other related expenses for the Group's finance transformation program and $3.4 million related to MENA start-up costs.

Geographical information:

The following countries contribute material revenue and/or have material non-current assets in country as follows:

	2021	2020	2019
	$’000	$'000	$'000
Revenue
Nigeria	1,146,732	1,037,836	925,704
Rest of world	432,998	365,313	305,352
	1,579,730	1,403,149	1,231,056
Non‑current assets*
Nigeria	1,572,774	1,654,318	1,991,553
Côte d’Ivoire	n.a as less than 10%	330,705	317,597
Cameroon	n.a as less than 10%	n.a as less than 10%	288,773
Brazil	812,100	641,253	—
Rest of world	1,415,355	626,991	276,867
	3,800,229	3,253,267	2,874,790

*      Non-current assets exclude available for sale financial assets, non-current trade and other receivables and deferred tax assets.

Revenue from two tier one customers represent approximately 10% or more of the Group’s total revenue:

	2021	2020	2019
	$’000	$'000	$'000

Customer A	66%	66%	63%
Customer B	14%	n.a as less than 10%	13%
Customer C	n.a as less than 10%	14%	14%